United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	September 30, 2009
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	488 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	November 11, 2009

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	102

Form 13F Information Table Value Total:	$123,247,000


List of Other Included Managers:



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Limited                    COM              G0070K103      784    14665 SH       Sole                    13415              1250
AllianceBernstein Holdings LP  COM              01881g106      645    23650 SH       Sole                    22550              1100
Alpine Total Dynamic Fd        COM              021060108      112    12500 SH       Sole                    12500
American Express               COM              025816109      529    15600 SH       Sole                    15600
BHP Billiton Ltd               COM              088606108      990    15000 SH       Sole                    15000
BP PLC                         COM              055622104     1574    29570 SH       Sole                    29570
Berkshire Hathaway Inc. CL A   COM              084670108      202        2 SH       Sole                        2
Berkshire Hathaway Inc. Cl B   COM              084670207     2266      682 SH       Sole                      626                56
Bristol-Myers Squibb           COM              110122108      712    31600 SH       Sole                    31600
Brookfield Asset Mgt           COM              112585104     3652   160822 SH       Sole                   147122             13700
Brookfield Infrastru Prtnrs LP COM              g16252102     1476    89692 SH       Sole                    84981              4711
Burlington Northern Santa Fe   COM              12189t104      850    10650 SH       Sole                     9700               950
CME Group Inc Cl A             COM              167760107      308     1000 SH       Sole                     1000
CVS Caremark, Corp.            COM              126650100      630    17636 SH       Sole                    17052               584
CapitalSource Inc.             COM              14055X102      338    77888 SH       Sole                    72038              5850
Charles Schwab                 COM              808513105     8726   455662 SH       Sole                   363732             91930
Chevron Corp.                  COM              166751107     1824    25900 SH       Sole                    22900              3000
CitiGroup Inc.                 COM              172967101     1139   235366 SH       Sole                   202602             32764
Coca Cola Co.                  COM              191216100      921    17150 SH       Sole                    15650              1500
Colgate-Palmolive              COM              194162103      399     5225 SH       Sole                     5225
Comcast Cl A Special           COM              200300200     1319    82035 SH       Sole                    73910              8125
Comcast Corp. Cl A             COM              20030N101      283    16781 SH       Sole                    15020              1761
ConocoPhillips                 COM              20825C104     1454    32187 SH       Sole                    32187
Copano Energy, LLC             COM              217202100     1049    57641 SH       Sole                    54641              3000
Crystal River Capital          COM              229393301      129   106825 SH       Sole                    93025             13800
Deere & Co.                    COM              244199105      515    12000 SH       Sole                    12000
Duke Energy Corp.              COM              26441c105      246    15600 SH       Sole                    15600
Duke Realty Corp               COM              264411505      184    15306 SH       Sole                    14106              1200
Eastgroup Properties           COM              277276101      506    13250 SH       Sole                    13250
EnCana Corp.                   COM              292505104      490     8500 SH       Sole                     8050               450
Enbridge Energy Management LLC COM              29250x103     2430    53895 SH       Sole                    51028              2867
Enstar Group LTD               COM              G3075P101      293     4710 SH       Sole                     4410               300
Ethan Allen Interiors          COM              297602104      173    10468 SH       Sole                    10468
Evergreen Global Div FD        COM              30024H101      128    12500 SH       Sole                    12500
Exxon Mobil Corp               COM              30231G102     4476    65238 SH       Sole                    65238
FPL Group Inc.                 COM              302571104      783    14182 SH       Sole                    14182
First Nat'l of Nebraska, Inc.  COM              335720108     2423      950 SH       Sole                      850               100
Forest City Ent. CL A          COM              345550107      134    10000 SH       Sole                     9200               800
General Electric               COM              369604103     3099   188762 SH       Sole                   174312             14450
HSBC Holdings PLC              COM              404280406     1885    32866 SH       Sole                    32866
Hess Corp.                     COM              42809h107      838    15678 SH       Sole                    15678
Honeywell Intl.                COM              438506107      669    18000 SH       Sole                    15000              3000
ITT Corp.                      COM              450911102      369     7075 SH       Sole                     5850              1225
Icici Bank LTD                 COM              45104G104     1120    29050 SH       Sole                    29050
Intl Bus Machines              COM              459200101      354     2958 SH       Sole                     2958
JPMorgan Chase                 COM              46625H100      231     5261 SH       Sole                     5261
Johnson & Johnson              COM              478160104    11285   185335 SH       Sole                   182835              2500
Kinder Morgan Energy Partners  COM              494550106      529     9800 SH       Sole                     9800
Leucadia Natl Corp.            COM              527288104     3050   123383 SH       Sole                   114283              9100
Level 3 Communications         COM              52729N100       15    10500 SH       Sole                    10500
Liberty Global Cl A            COM              530555101      665    29444 SH       Sole                    27452              1992
Liberty Global Ser C           COM              530555309     1166    51895 SH       Sole                    46503              5392
Liberty Media Ent A            COM              53071M500     1009    32436 SH       Sole                    29048              3388
Liberty Media Hldg             COM              53071m104      339    30875 SH       Sole                    26635              4240
Lockheed Martin                COM              539831099      411     5266 SH       Sole                     4589               677
Magellan Midstream Ptnrs LP    COM              559080106     3081    81941 SH       Sole                    77736              4205
Manulife Financial Corp.       COM              56501r106      251    12000 SH       Sole                     6000              6000
Markwest Energy Ptnr LP        COM              570759100      987    41770 SH       Sole                    35470              6300
Marriott Intl. Inc.            COM              571903202      834    30224 SH       Sole                    30224
Martin Marietta Mtrl           COM              573284106      603     6550 SH       Sole                     5875               675
McDonald's Corp.               COM              580135101      214     3750 SH       Sole                     3350               400
Merck & Co.                    COM              589331107     4523   143000 SH       Sole                   143000
Microsoft Corp.                COM              594918104      701    27250 SH       Sole                    27250
Monsanto Co.                   COM              61166w101      697     9000 SH       Sole                     9000
Montpelier Re Holdings LTD     COM              G62185106      718    44000 SH       Sole                    40300              3700
Nacco Inds Inc. CL A           COM              652957910      650    10825 SH       Sole                    10115               710
National Aust Bank             COM              632525408      624    23000 SH       Sole                    23000
News Corp LTD Cl A             COM              65248e104     1408   117686 SH       Sole                   107936              9750
Nokia Corp. Spon ADR           COM              654902209      151    10325 SH       Sole                    10325
Nuveen Govt Income Fund        COM              67090N109      214    12750 SH       Sole                    12750
Oneok Partners LP              COM              68268N103     2190    41400 SH       Sole                    36400              5000
Pfizer Inc.                    COM              717081103     1305    78865 SH       Sole                    73665              5200
Philip Morris Intl Inc         COM              718172109      478     9800 SH       Sole                     9800
Plum Creek Timber              COM              729251108      208     6800 SH       Sole                     6800
Procter & Gamble Co            COM              742718109      266     4600 SH       Sole                     2650              1950
Rayonier Inc                   COM              754907103     2899    70867 SH       Sole                    68767              2100
Royal Dutch Shell              COM              780259206     1127    19700 SH       Sole                    19700
Shaw Communications            COM              82082k200      288    16000 SH       Sole                                      16000
Spectra Energy Corp.           COM              847560109      489    25800 SH       Sole                    25800
St. Joe Co                     COM              790148100     1484    50950 SH       Sole                    47050              3900
Suncor Energy Inc.             COM              867229106      311     9000 SH       Sole                     9000
Texas Instruments              COM              882508104     1137    48000 SH       Sole                    48000
The Bank of New York Mellon    COM              064057102      620    21379 SH       Sole                    13719              7660
Toronto-Dominion Bank          COM              891160509      400     6213 SH       Sole                     6213
Travelers Companies Inc.       COM              792860108      327     6650 SH       Sole                     6650
U S G Corp.                    COM              903293405     1056    61475 SH       Sole                    53650              7825
U.S. Bancorp                   COM              902973304     1717    78545 SH       Sole                    78545
VistaPrint Limited             COM              G93762204     8655   170545 SH       Sole                   158545             12000
W.P. Carey & Co LLC            COM              92930Y107     2630    92900 SH       Sole                    89825              3075
Wal-Mart Stores                COM              931142103      437     8900 SH       Sole                     8900
Walt Disney Co.                COM              254687106     1003    36529 SH       Sole                    31729              4800
Waste Management, Inc.         COM              94106L109      396    13275 SH       Sole                    12275              1000
Wells Fargo & Co.              COM              949746101     2649    94000 SH       Sole                    86000              8000
Westpac Banking Corp (ADR)     COM              961214301      519     4500 SH       Sole                     4500
White Mountains Insurance Grou COM              G9618E107      493     1607 SH       Sole                     1482               125
Wyeth                          COM              026609107     1049    21600 SH       Sole                    21600
Zimmer Holdings Inc.           COM              98956p102      265     4960 SH       Sole                     4960
iShares S&P US PFD Fund                         464288687      290     8000 SH       Sole                     8000
Fidelity Asset Manager 50%     MUT              316069103      153 11354.7360 SH     Sole               11354.7360
Longleaf Partners Internationa MUT              543069405      258 19159.6660 SH     Sole               14910.0520         4249.6140
Putnam Health Sciences Trust   MUT              746778109      271 6084.1410 SH      Sole                6084.1410
Vanguard U.S. Value Fund       MUT              922020201       94 10622.9470 SH     Sole               10622.9470
REPORT SUMMARY		     102 DATA RECORDS	            123247      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED